Other Balance Sheets Components (Tables)	12 Months Ended
Dec. 31, 2022
Other Balance Sheets Components
Schedule of other balance sheet components

	As of December 31,
	2020	2021	2022

	(In US$ thousands)
Accounts receivable, net:
Due from third parties		$620,632	$416,125
Due from Alibaba		89,344	75,347
Due from other related parties		55,763	49,151
Total gross amount		765,739	540,623
Allowance for credit losses:
Balance at the beginning of the year	$(36,594)	(35,156)	(42,650)
Additional provision charged to expenses, net	(53,124)	(19,702)	(4,440)
Write-off	54,562	12,208	8,910
Balance at the end of the year	$(35,156)	(42,650)	(38,180)
		$723,089	$502,443

Prepaid expenses and other current assets:
Rental and other deposits		$1,949	$1,583
Deductible value-added taxes		3,063	3,865
Investment prepayment		—	30,938
Proceeds receivable from disposal of investments		—	13,371
Loans to and interest receivable from other related parties(1) (Note 10)		219,679	110,000
Loans to and interest receivable from third parties(1)		137,024	136,683
Advertising prepayment		12,011	9,126
Prepayment to outsourced service providers		3,776	3,479
Amounts deposited by users(2)		53,997	52,216
Content fees		1,695	15,859
Others		17,532	14,382
		$450,726	$391,502

Property and equipment, net:
Office building(3)		$—	$196,223
Office building related facilities(3)		—	3,298
Computers and equipment		188,476	228,599
Leasehold improvements		7,331	13,064
Furniture and fixtures		2,554	8,139
Others		7,233	17,733
Property and equipment, gross		205,594	467,056
Accumulated depreciation		(137,198)	(217,503)
		$68,396	$249,553

Other non-current assets
Investment-related deposits(4)		$366,067	$373,252
Loans to and interest receivable from related parties(1) (Note 10)		480,786	454,912
Prepayment for purchase of SINA Plaza(5)		133,734	—
Wealth management products, long-term(6)		50,159	—
Deferred tax assets		40,537	39,989
Others		11,558	30,269
		$1,082,841	$898,422
Accrued and other liabilities(7):
Payroll and welfare		$170,534	$156,274
Marketing expenses		82,471	74,093
Sales rebates		359,813	266,455
Professional fees		7,791	8,836
VAT and other tax payable		53,589	51,037
Amounts due to users(2)		53,997	52,216
Payable to SINA for the acquisition of the equity of STC (Note 6)		—	218,402
Unpaid consideration for acquisitions		6,293	687
Unpaid consideration for investment		441	4,320
Proceeds received in advance from disposal of investment		—	14,496
Interest payable for convertible debt, unsecured senior notes and long-term loans		27,579	28,257
Listing expenses payable		9,347	933
Others		49,178	37,978
		$821,033	$913,984
(1)	Loans to related parties and third parties incurred for the years ended December 31, 2020, 2021 and 2022 were non-trade in nature.
(2)	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.
(3)	The increase in balance in office building and office building related facilities was due to the acquisition of STC in December 2022.
(4)	Investment-related deposits primarily included a micro loan company amounted to US$77.9 million and US$71.8 million as of December 31, 2021 and 2022, respectively, as well as a game company amounted to US$269.1 million and US$249.4 million in December 31, 2021 and 2022, respectively. These non-current assets will be transferred to long-term investment when the legal procedures are completed.
(5)	Weibo entered into a letter of intent to purchase the office building (SINA Plaza) from SINA and made a prepayment. As of December 31, 2021, the balance of prepayment for SINA Plaza was US$133.7 million. Weibo made another prepayment of US$153.6 million in 2022. The Group and SINA terminated the letter of intent after the Company’s subsidiary, Weibo Hong Kong, purchased the 100% equity of STC, the owner of SINA Plaza. The prepayment balance was eliminated as the Group consolidated the financial statements of STC on December 31, 2022.
(6)	The Group measures wealth management products at fair value. It engaged an independent valuation firm to help the management to determine the fair value of certain wealth management products which were overdue in 2021. US$59.3 million loss for those products was recognized in fair value changes through earnings on investments, net, on the consolidated statements of comprehensive income in 2021. The remaining fair value of those products amounting to US$50.2 million was recorded in other non-current assets as of December 31, 2021 and was fully impaired in the year ended December 31, 2022.
(7)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.